Income Taxes (Details 6) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Net Deferred Tax Assets (Liabilities) (Table Amounts) [Abstract]
Net current deferred tax assets	$ 419	$ 275
Net non-current deferred tax assets	721	1,103
Total net deferred tax assets	$ 1,140	$ 1,378